Note 15 - Share Repurchase	9 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Share Repurchase Agreements Disclosure [Text Block]
NOTE 15.  SHARE REPURCHASE

In August 2015, the Company’s Board of Directors authorized the repurchase of up to $2 million of the Company’s common stock. Share repurchases, if any, will be made using a variety of methods, which may include open market purchases, privately negotiated transactions or block trades, or any combination of such methods, in accordance with applicable insider trading and other securities laws and regulations. The Company's Board did not stipulate an expiration date for this repurchase and the purchase decisions are at the discretion of the Company's management. During the three months ended June 30, 2016, the Company did not repurchase any shares. During the nine months ended June 30, 2016, the Company repurchased 33,933 common shares at a cost of approximately $86,000. Since inception, the Company has repurchased 80,576 shares at a total cost of approximately $231,000. Such shares have been retired.